Provisions and accrued expenses (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Provisions and Accrued Expenses	Provisions and accrued expenses consist of the following:

	As at
	March 31, 2018	March 31, 2017
Accrued expenses	28,826	27,217

Total	$28,826	$27,217